Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of collateral and other credit enhancements (audited) (Details) - Barclays Bank Group [member] - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	£ 450,232	£ 329,195
Netting and set-off	(233,088)	(176,022)
Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,270,491	1,098,437
Netting and set-off	(240,076)	(183,658)
Cash collateral	(46,169)	(36,197)
Non-cash collateral	(250,759)	(207,541)
Risk transfer	(13,934)	(13,295)
Net exposure	719,553	657,746
On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	984,537	804,633
Netting and set-off	(240,076)	(183,658)
Cash collateral	(45,018)	(35,749)
Non-cash collateral	(212,654)	(160,709)
Risk transfer	(12,173)	(11,223)
Net exposure	474,616	413,294
Cash and balances at central banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	155,902	125,940
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	155,902	125,940
Cash collateral and settlement balances [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	97,616	79,486
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	97,616	79,486
Reverse repurchase agreements [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	8,981	1,731
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(8,981)	(1,731)
Risk transfer	0	0
Net exposure	0	0
Other assets [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	614	614
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	614	614
Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	285,954	293,804
Netting and set-off	0	0
Cash collateral	(1,151)	(448)
Non-cash collateral	(38,105)	(46,832)
Risk transfer	(1,761)	(2,072)
Net exposure	244,937	244,452
Off-balance sheet [member] | Contingent liabilities [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	20,932	23,777
Netting and set-off	0	0
Cash collateral	(1,095)	(400)
Non-cash collateral	(2,135)	(4,412)
Risk transfer	(282)	(159)
Net exposure	17,420	18,806
Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	168,019	122,922
Netting and set-off	0	0
Cash collateral	(694)	(1,146)
Non-cash collateral	(159,577)	(111,463)
Risk transfer	0	(57)
Net exposure	7,748	10,256
Financial assets at fair value through other comprehensive income [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	51,901	45,405
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(106)	(305)
Risk transfer	(1,065)	(727)
Net exposure	50,730	44,373
Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	64,544	57,258
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(765)	(557)
Risk transfer	0	0
Net exposure	63,779	56,701
Reverse repurchase agreements [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,731
Netting and set-off		0
Cash collateral		0
Non-cash collateral		(1,731)
Risk transfer		0
Net exposure		0
Reverse repurchase agreements [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	138,558	97,823
Netting and set-off	0	0
Cash collateral	(685)	(1,132)
Non-cash collateral	(137,466)	(96,672)
Risk transfer	0	0
Net exposure	407	19
Other financial assets [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	315	742
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Net exposure	315	742
Derivative financial instruments [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	302,693	229,641
Netting and set-off	(233,088)	(176,022)
Cash collateral	(43,164)	(33,469)
Non-cash collateral	(4,656)	(5,403)
Risk transfer	(6,409)	(5,564)
Net exposure	15,376	9,183
Traded loans [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	8,348	5,378
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(374)	(134)
Risk transfer	0	0
Net exposure	7,974	5,244
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	134,267	141,636
Netting and set-off	(6,988)	(7,636)
Cash collateral	(1,160)	(1,134)
Non-cash collateral	(38,569)	(41,250)
Risk transfer	(4,699)	(4,875)
Net exposure	82,851	86,741
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	2,650	2,202
Netting and set-off	0	0
Cash collateral	(27)	(18)
Non-cash collateral	(1,093)	(1,229)
Risk transfer	(87)	(35)
Net exposure	1,443	920
Loans and advances [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	27,449	19,137
Netting and set-off	0	0
Cash collateral	(9)	(14)
Non-cash collateral	(21,819)	(14,791)
Risk transfer	0	(57)
Net exposure	5,621	4,275
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	11,193	10,986
Netting and set-off	0	0
Cash collateral	(283)	(293)
Non-cash collateral	(10,782)	(10,582)
Risk transfer	(85)	(69)
Net exposure	43	42
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	723	764
Netting and set-off	0	0
Cash collateral	(13)	(2)
Non-cash collateral	(708)	(749)
Risk transfer	0	(13)
Net exposure	2	0
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	23,368	33,503
Netting and set-off	0	0
Cash collateral	(827)	(695)
Non-cash collateral	(3,459)	(4,753)
Risk transfer	(195)	(256)
Net exposure	18,887	27,799
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	600	658
Netting and set-off	0	0
Cash collateral	(10)	(7)
Non-cash collateral	(218)	(271)
Risk transfer	(2)	(3)
Net exposure	370	377
Wholesale loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	99,706	97,147
Netting and set-off	(6,988)	(7,636)
Cash collateral	(50)	(146)
Non-cash collateral	(24,328)	(25,915)
Risk transfer	(4,419)	(4,550)
Net exposure	63,921	58,900
Wholesale loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,327	780
Netting and set-off	0	0
Cash collateral	(4)	(9)
Non-cash collateral	(167)	(209)
Risk transfer	(85)	(19)
Net exposure	1,071	543
Debt securities [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	1,697	5,220
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(292)	0
Risk transfer	0	0
Net exposure	1,405	5,220
Debt securities [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	56,196	51,880
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(391)	(423)
Risk transfer	0	0
Net exposure	55,805	51,457
Loan commitments [member] | Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	265,022	270,027
Netting and set-off	0	0
Cash collateral	(56)	(48)
Non-cash collateral	(35,970)	(42,420)
Risk transfer	(1,479)	(1,913)
Net exposure	£ 227,517	£ 225,646